Share-based Payments - Summary of Movements for Equity and Cash-Settled DSBS Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	3,248	2,962
Number of options granted	2,097	1,262
Number of options, Exercised during the period	(1,500)	(940)
Number of options, Forfeited during the period	(97)	(36)
Number of options, Outstanding at end of year	3,748	3,248
Number of options, Exercisable at end of year	90	79
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	281	382
Number of options granted	202	66
Number of options, Exercised during the period	(184)	(145)
Number of options, Forfeited during the period	(17)	(22)
Number of options, Outstanding at end of year	282	281
Number of options, Exercisable at end of year	6	5